Segment Reporting (Capital Expenditures of Reportable Segments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Property and equipment additions	$ 3,909.2	$ 3,161.6	$ 2,258.6
Assets acquired under capital-related vendor financing arrangements	(975.3)	(573.5)	(246.5)
Assets acquired under capital leases	(127.2)	(143.0)	(63.1)
Changes in current liabilities related to capital expenditures	(122.3)	36.4	(80.7)
Total capital expenditures	2,684.4	2,481.5	1,868.3
European Operations Division U.K / Ireland [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	1,506.7	827.5	74.5
European Operations Division The Netherlands [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	268.0	242.4	221.8
European Operations Division Germany [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	574.5	543.4	559.5
European Operations Division Belgium [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	448.9	453.7	440.0
European Operations Division Switzerland / Austria [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	327.2	306.4	292.8
European Operations Division Total Western Europe [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	3,125.3	2,373.4	1,588.6
European Operations Division Central and Eastern Europe [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	264.8	271.6	248.7
European Operations Division Central and Other [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	257.9	256.0	144.3
Total European Operations Division [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	3,648.0	2,901.0	1,981.6
LiLAC Division Chile [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	195.8	188.5	243.4
LiLAC Division Puerto Rico [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	60.4	65.8	25.5
LiLAC Division [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	256.2	254.3	268.9
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	$ 5.0	$ 6.3	$ 8.1